CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities
Net loss	$ (14,009,906)	$ (9,782,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,177,140	1,902,749
Depreciation and amortization	1,745,217	1,353,383
Impairment of property & equipment	1,674,000
Gain of sale of R&D equipment	(50,097)
Loss on disposal of property & equipment	172,684
Change of right-of-use asset	464,304	474,630
Net change in fair value of marketable securities		(87,781)
Change in inventory reserve	(285,584)	419,616
Changes in operating assets and liabilities:
Accounts receivable	80,160	(65,993)
Inventories	2,703,682	(1,296,045)
Prepaid expenses and other current assets	267,081	419,195
Accounts payable	(183,947)	333,346
Accrued liabilities	(281,259)	(165,257)
Operating lease liabilities	(482,897)	(479,315)
Contract liabilities	35,805	38,895
Net cash used in operating activities	(6,973,617)	(6,934,773)
Cash Flows From Investing Activities
Security deposit	11,137	(18,900)
Realized gain on sale of marketable securities, available for sale	(40,414)	(103,941)
Net sales (purchases) of investment in marketable securities	4,503,356	(1,343,702)
Proceeds from sale of property and equipment	6,000
Purchase of property and equipment	(6,341,711)	(5,162,478)
Net cash used in investing activities	(1,861,632)	(6,629,021)
Cash Flows From Financing Activities
Proceeds from Forza Issuance of common stock		6,996,015
Deferred offering costs		(66,463)
Forza stock repurchase		(21,379)
Finance lease payments	(213,744)	(90,153)
Net (used in) cash provided by financing activities	(213,744)	6,818,020
Net change in cash, cash equivalents and restricted cash	(9,048,993)	(6,745,774)
Cash at beginning of the year	16,755,233	23,501,007
Cash, cash equivalents and restricted cash at end of the year	7,706,240	16,755,233
Supplemental Cash Flow Information
Cash paid for income taxes
Cash paid for interest	435,161	235,519
Reconciliation to the Consolidated Balance Sheet
Cash and cash equivalents	7,491,123	16,497,703
Restricted cash	215,117	257,530
Total cash, cash equivalents and restricted cash	$ 7,706,240	$ 16,755,233